Reserves (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended		36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum
Short Duration Contracts
Short duration contracts, discount rate (as a percent)	4.25%	4.25%		4.25%	4.25%
Group Disability
Short Duration Contracts
Short duration contracts, discount rate (as a percent)						5.25%
Short duration contracts, discount	344,012	365,234
Group Disability | Maximum
Short Duration Contracts
Short duration contracts, discount rate (as a percent)	4.75%	4.75%		4.75%	4.75%
Preneed life insurance
Long Duration Contracts
Interest rate assumption, low end of range	4.70%	4.70%
Interest rate assumption, high end of range	7.30%	7.30%
Future policy benefit increases, low end of range (as a percent)	1.00%	1.00%
Future policy benefit increases, high end of range (as a percent)	7.00%	7.00%
Future policy benefit increases tied to inflation (as a percent)	3.00%	3.00%	2.30%
Preneed life insurance | Minimum
Long Duration Contracts
Percentage of adverse deviation in interest and discount rate for preneed life insurance	0.20%	0.20%
Preneed life insurance | Maximum
Long Duration Contracts
Percentage of adverse deviation in interest and discount rate for preneed life insurance	0.50%	0.50%
Preneed annuities
Long Duration Contracts
Interest rate assumption, low end of range	1.00%	1.00%
Interest rate assumption, high end of range	5.50%	5.50%
Interest rate assumption	0.00%	0.00%
Period of grading of interest and discount rates	7 years	7 years
Withdrawal charges assumption, low end of range	0.00%	0.00%
Withdrawal charges assumption, high end of range	7.00%	7.00%
Traditional life insurance
Long Duration Contracts
Discount rate, low end of range	5.30%	5.30%
Discount rate, high end of range	7.50%	7.50%
Period of grading of interest and discount rates	20 years	20 years
Block of pre-1980 traditional life insurance business
Long Duration Contracts
Discount rate	8.80%	8.80%